Related parties - TAP Transactions (Details) € in Millions, R$ in Millions		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 14, 2016 EUR (€)	Jul. 31, 2017 aircraft	Mar. 31, 2016 aircraft	Jun. 20, 2016	Dec. 31, 2017 BRL (R$) aircraft	Dec. 31, 2017 BRL (R$) aircraft	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Transactions between related parties
Total amount of related party transactions						R$ 194.4	R$ 163.0
Acquisition of long-term investments							360.8
Recognition of an gain (loss)						(90.4)	10.8	R$ (82.8)
TAP
Transactions between related parties
Aircraft sublease						(8.5)	(126.0)
TAP Convertible Bonds						202.9	289.0
Total amount of related party transactions						R$ 194.4	163.0
Number of aircraft subleased | aircraft		2	15			15
Number of onerous aircraft subleases executed | aircraft			7
Number of subleased aircrafts returned | aircraft		2
Total number of aircrafts subleased | aircraft					15	15
Net present value of provision for future obligation costs under onerous aircraft subleases					R$ 68.9	R$ 68.9	R$ 115.6
Amounts received from subleases						113.4
Amount paid to external lessors						138.0
Percentage of total and voting capital upon conversion of bonds	6.00%
Percentage of distributable profits for right to receive dividends or other distributions in investment company	41.25%
TAP | Purchase of TAP Convertible Bonds option issued
Transactions between related parties
TAP Convertible Bonds						202.9
Acquisition of long-term investments | €	€ 90
Maturity term of convertible bonds	10 years
Interest rate on convertible bonds (as a percent)				3.75%	7.50%
Number of years for early redeem of Convertible Bonds	4 years
Recognition of an gain (loss)						R$ 154.4